Expense Example {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 60%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 60%: Class A
Expense Example:
1 year	$ 673
3 years	881
5 years	1,106
10 years	1,751
Fidelity Advisor Asset Manager 60%: Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Asset Manager 60%: Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	2,127
Fidelity Advisor Asset Manager 60%: Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Asset Manager 60%: Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798